Equity	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Equity

Note 9. Equity

a. Stock-based compensation plans

Stock-based compensation expense for equity classified stock options and restricted stock units (“RSUs”) were allocated as follows:

	Three Months Ended
	March 31,
	2015	2014
	U.S. $ in thousands
Cost of sales	$1,833	$912
Research and development, net	1,868	938
Selling, general and administrative	6,059	4,886
Total stock-based compensation expenses	$9,760	$6,736

A summary of the Company's stock option activity for the three months ended March 31, 2015 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2015	1,719,241	$43.89
Granted	-	-
Exercised	(91,528)	22.13
Forfeited	(27,496)	50.46
Options outstanding as of March 31, 2015	1,600,217	$44.53
Options exercisable as of March 31, 2015	860,358	$23.77

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company.

The fair value of stock options is determined using the Black-Scholes model. No options were granted during the three-month period ended March 31, 2015. The weighted-average grant date fair value of options that were granted during the three-month period ended March 31, 2014 was $42.85 per option.

During the three-month periods ended March 31, 2015 and 2014, the Company issued 91,528 and 116,609 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $2.0 million and $1.0 million for the three-month periods ended March 31, 2015 and 2014, respectively.

As of March 31, 2015, the unrecognized compensation cost related to all unvested equity classified stock options of $31.3 million is expected to be recognized as an expense over a weighted-average period of 1.3 years.

A summary of the Company's RSUs activity for the three months ended March 31, 2015 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
RSUs outstanding as of January 1, 2015	667,498	$94.19
Granted	52,460	76.38
Forfeited	(20,461)	94.23
RSUs outstanding as of March 31, 2015	699,497	$92.85

During the three-month periods ended March 31, 2015 and 2014, the Company granted RSUs for 52,460 and 6,247 ordinary shares of the Company, respectively. The fair value of RSUs is determined based on the quoted price of the Company's ordinary shares on the date of the grant.

As of March 31, 2015, the unrecognized compensation cost related to all unvested equity classified RSUs of $52.5 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 3.3 years.

b. Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes for the three months ended March 31, 2015 and 2014:

	Three months ended March 31, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive income before
reclassifications	(728)	(6,408)	(7,136)
Amounts reclassified from accumulated
other comprehensive income	1,108	-	1,108
Other comprehensive income (loss)	380	(6,408)	(6,028)
Balance as of March 31, 2015	$(863)	$(8,812)	$(9,675)

	Three months ended March 31, 2014
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Other	Total
	U.S. $ in thousands
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before
reclassifications	(7)	(398)	-	(405)
Amounts reclassified from accumulated
other comprehensive income	(121)	-	167	46
Other comprehensive income (loss)	(128)	(398)	167	(359)
Balance as of March 31, 2014	$25	$1,524	$-	$1,549

Realized gains and losses on cash flow hedges were reclassified to research and development, net and selling and general and administrative expenses. Other reclassifications from accumulated other comprehensive income (loss) were reclassified to financial expense, net.